FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, Operating Lease Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET [Abstract]
Operating lease rental revenue	$ 79,843	$ 101,108	$ 165,378	$ 206,436
End of lease income	227	28,823	2,654	30,387
Amortization of lease incentives	(703)	(1,319)	(1,317)	(2,951)
Amortization of lease premium, discounts and other	(250)	11	(158)	3
Total operating lease revenue	$ 79,117	$ 128,623	$ 166,557	$ 233,875
Weighted average remaining lease term	4 years 10 months 24 days		4 years 10 months 24 days		5 years 4 months 24 days